Note 5. Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted average exercise price	Weighted average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	30,328	$1.83
Granted	0	$-
Forfeited	0	$0
Exercised	(11,397)	$1.56
Outstanding, December 31, 2012	18,931	$2.00	0.8	$0

Exercisable, December 31, 2012	18,931	$2.00	0.8	$0

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Shares	Weighted average Grant Date Fair Value
Unvested at December 31, 2011	164,140	$1.96
Granted	61,000	$2.21
Vested	(53,894)	$1.67
Unvested, December 31, 2012	171,246	$2.14